Income tax benefit/expense - Summary of Income tax benefit (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (20,736)	$ (25,382)	$ (8,904)
Tax at the statutory tax rate of 25% (2022 25% 2021 26%)	(5,184)	(6,345)	(2,316)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development claim			0
Amortisation of intangibles	467	467	348
Employee option plan	289	419	175
Gain/loss on revaluation of contingent consideration	(847)	38	707
Prior year tax losses not recognised now recouped	(5,275)	(5,421)	(1,086)
Adjustment recognized for prior periods		16
Adjustment to deferred tax balances as a result of change in statutory tax rate		(113)	(186)
Tax losses and timing differences not recognized	5,004	5,150	788
Income tax benefit	(271)	(368)	(484)
Australia [member]
Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	120,412	96,519	70,896
Potential tax benefit	30,103	24,130	17,724
US [member]
Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	4,305	2,380	2,038
Potential tax benefit	$ 904	$ 500	$ 428